UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 23373

NORTH SQUARE INVESTMENTS TRUST
(Exact name of registrant as specified in charter)

10 South LaSalle Street, Suite 1925
Chicago IL  60603
(Address of principal executive offices) (Zip code)

Alan E. Molotsky, Esq.
North Square Investments Trust
10 South LaSalle Street, Suite 1925
Chicago IL  60603
(Name and address of agent for service)

(312) 857-2160
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2020

Date of reporting period:  November 1, 2019 – April 30, 2020

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT

NORTH SQUARE ADVISORY RESEARCH ALL CAP VALUE FUND
NORTH SQUARE STRATEGIC INCOME FUND

APRIL 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website, www.northsquareinvest.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary, such as a broker-dealer or bank, or, if you are a direct investor, by calling the Funds toll-free at 1-855-551-5521.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call the Funds toll-free at 1-855-551-5521 to let the Funds know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held in your account if you invest through your financial intermediary.

  North Square Investments | www.northsquareinvest.com

North Square Funds

Table of Contents

Fund Performance	1

Schedules of Investments	3

Statements of Assets and Liabilities	16

Statements of Operations	17

Statements of Changes in Net Assets	18

Financial Highlights	19

Notes to Financial Statements	21

Supplemental Information	27

Expense Examples	31

This report and the financial statements contained herein are provided for the general information of the shareholders of the North Square Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.northsquareinvest.com

North Square Advisory Research All Cap Value Fund
FUND PERFORMANCE at April 30, 2020 (Unaudited)

		Average Annual
					Since	Inception
Total Returns as of April 30, 2020	6 Month	1 Year	5 Year	10 Year	Inception	Date
Class I	(16.58)%	(14.52)%	4.58%	7.91%	8.79%	11/16/09
Russell 3000 Value Index	(14.31)%	(11.89)%	3.67%	8.31%	9.02%	11/16/09

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling 1-855-551-5521.

The Fund acquired all assets and assumed the liabilities of the Advisory Research All Cap Value Fund (the “Predecessor Fund”) effective the close of business on February 21, 2020. The Predecessor Fund commenced investment operations on November 16, 2009. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the performance table above prior to February 21, 2020 reflect the performance of the Predecessor Fund.

Gross and net expense ratios for Class I shares were 2.14% and 0.95%, respectively, which were the amounts stated in the current prospectus dated February 25, 2020. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 0.95% of the average daily net assets of the Fund’s Class I shares. This agreement is in effect until February 28, 2022, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The performance table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

North Square Strategic Income Fund
FUND PERFORMANCE at April 30, 2020 (Unaudited)

		Average Annual
					Since	Inception
Total Returns as of April 30, 2020	6 Month	1 Year	5 Year	10 Year	Inception	Date
Class I	3.05%	8.31%	3.88%	5.28%	4.18%	12/31/12
Bloomberg Barclays US Aggregate Bond Index	4.86%	10.84%	3.80%	3.96%	3.28%	12/31/12
Bloomberg Barclays Intermediate Credit Index	1.41%	6.37%	3.34%	3.99%	3.07%	12/31/12

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling 1-855-551-5521.

The Fund acquired all assets and assumed the liabilities of the Advisory Research Strategic Income Fund (the “Predecessor Fund”) effective the close of business on February 21, 2020. The Predecessor Fund commenced investment operations on December 31, 2012 after the conversion of a limited partnership account, the Advisory Research Value Income Fund, L.P. (the “Predecessor Account”), which commenced operations on June 30, 2003. As a result of each reorganization, the Fund is the accounting successor of each the Predecessor Fund and Predecessor Account. Performance results shown in the performance table above between February 21, 2020 and December 31, 2012 reflect the performance of the Predecessor Fund, and performance results shown prior to December 31, 2012 reflect the performance of the Predecessor Account. The Predecessor Account was not registered under the 1940 Act and therefore was not subject to certain restrictions imposed by the 1940 Act on registered investment companies and by the Internal Revenue Code of 1986 on regulated investment companies. If the Predecessor Account had been registered under the 1940 Act, the Predecessor Account’s performance may have been adversely affected.

Gross and net expense ratios for Class I shares were 1.96% and 0.95%, respectively, which were the amounts stated in the current prospectus dated February 25, 2020. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 0.90% of the average daily net assets of the Fund’s Class I shares. This agreement is in effect until February 28, 2022, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The performance table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

North Square Advisory Research All Cap Value Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2020 (Unaudited)

Number
of Shares		Value

	COMMON STOCKS – 94.2%

	COMMUNICATION SERVICES – 8.3%
207	Alphabet Inc. – Class A*	$278,767
6,017	Fox Corp. – Class B	153,794
		432,561

	CONSUMER DISCRETIONARY – 14.3%
41	Amazon.com, Inc.*	101,434
6,974	Core-Mark Holding Co., Inc.	200,433
457	The Home Depot, Inc.	100,462
1,650	Starbucks Corp.	126,605
4,301	The TJX Co., Inc.	210,964
		739,898

	CONSUMER STAPLES – 1.7%
681	PepsiCo, Inc.	90,090

	ENERGY – 3.5%
1,995	Chevron Corp.	183,540

	FINANCIALS – 19.3%
2,388	American Express Co.	217,905
1,195	Berkshire Hathaway, Inc. – Class B*	223,895
6,015	First Interstate BancSystem, Inc. – Class A	203,307
14,867	Horizon Bancorp	169,186
1,935	JPMorgan Chase & Co.	185,296
		999,589

	HEALTH CARE – 8.7%
466	Anthem, Inc.	130,820
2,014	Medtronic Plc[1]	196,627
428	UnitedHealth Group Inc.	125,177
		452,624

	INDUSTRIALS – 26.4%
2,962	Allison Transmission Holdings, Inc.	107,639
2,673	The Brink’s Co.	136,644
4,190	Fortune Brands Home & Security, Inc.	201,958
1,045	L3Harris Technologies, Inc.	202,416
6,070	Rexnord Corp.	165,529
1,280	Snap-on, Inc.	166,771
8,749	TriMas Corp.*	208,576
1,115	Union Pacific Corp.	178,166
		1,367,699

	INFORMATION TECHNOLOGY – 7.7%
5,393	Avnet, Inc.	161,898
1,222	CDW Corp. of Delaware	135,397
571	Microsoft Corp.	102,329
		399,624

	MATERIALS – 4.3%
21,566	Element Solutions, Inc.*	221,052
	TOTAL COMMON STOCKS
	(Cost $4,149,356)	4,886,677

See accompanying Notes to Financial Statements.

North Square Advisory Research All Cap Value Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2020 (Unaudited)

Number
of Shares		Value

	SHORT-TERM INVESTMENT – 5.9%
305,581	First American Treasury Obligations Fund – Class X, 0.17%[2]	$305,581
	TOTAL SHORT-TERM INVESTMENT
	(Cost $305,581)	305,581
	TOTAL INVESTMENTS – 100.1%
	(Cost $4,454,937)	5,192,258
	Liabilities in Excess of Other Assets – (0.1)%	(5,646)
	TOTAL NET ASSETS – 100.0%	$5,186,612

PLC – Public Limited Company

*	Non-Income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying Notes to Financial Statements.

North Square Advisory Research All Cap Value Fund
SUMMARY OF INVESTMENTS
As of April 30, 2020 (Unaudited)

Percent of Total
Security Type/Sector	Net Assets
Common Stocks
Industrials	26.4%
Financials	19.3%
Consumer Discretionary	14.3%
Health Care	8.7%
Communication Services	8.3%
Information Technology	7.7%
Materials	4.3%
Energy	3.5%
Consumer Staples	1.7%
Total Common Stocks	94.2%
Short-Term Investment	5.9%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

North Square Strategic Income Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2020 (Unaudited)

Principal
Amount		Value

	ASSET BACKED SECURITIES – 10.3%
	BA Credit Card Trust
$590,000	1.740%, 1/15/2025	$603,093
	Bear Stearns Asset Backed Securities I Trust 2005-TC2
316,564	1.567% (1 Month LIBOR USD + 1.080%), 8/25/2035	308,563
	Capital One Multi-Asset Execution Trust
273,000	2.290%, 7/15/2025	282,221
	CarMax Auto Owner Trust
500,000	3.270%, 3/15/2024	517,940
	Carmax Auto Owner Trust 2018-4
277,000	3.360%, 9/15/2023	284,285
	GM Financial Consumer Automobile Receivables Trust 2020-1
360,000	1.840%, 9/16/2024	365,720
	Harley-Davidson Motorcycle Trust 2019-A
350,000	2.340%, 2/15/2024	351,959
	Newcastle Mortgage Securities Trust 2006-1
321,249	0.857% (1 Month LIBOR USD + 0.370%), 3/25/2036	316,344
	Nissan Auto Receivables 2019-B Owner Trust
200,000	2.500%, 11/15/2023	204,805
	Synchrony Credit Card Master Note Trust
360,000	2.620%, 10/15/2025	374,488
	Towd Point Mortgage Trust 2015-2
307,599	2.500%, 11/25/2060[3,5]	308,244
	Towd Point Mortgage Trust 2016-1
596,329	3.500%, 2/25/2055[3,5]	604,220
	Towd Point Mortgage Trust 2017-3
500,433	2.750%, 6/25/2057[3,5]	503,471
	Towd Point Mortgage Trust 2017-6
292,876	2.750%, 10/25/2057[3,5]	296,109
	Towd Point Mortgage Trust 2018-3
784,228	3.750%, 5/25/2058[3,5]	818,190
	Toyota Auto Receivables 2020-A Owner Trust
250,000	1.660%, 5/15/2024	253,492
	TOTAL ASSET BACKED SECURITIES
	(Cost $6,136,796)	6,393,144

Number
of Shares

	COMMON STOCKS – 3.7%

	CONSUMER DISCRETIONARY – 0.3%
393	The Home Depot, Inc.	86,393
416	McDonald’s Corp.	78,025
		164,418

	CONSUMER STAPLES – 0.4%
2,449	The Coca-Cola Co.	112,384
3,104	Mondelez International, Inc. – Class A	159,670
		272,054

	FINANCIALS – 0.3%
517	MSCI, Inc.	169,059

See accompanying Notes to Financial Statements.

North Square Strategic Income Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2020 (Unaudited)

Number
of Shares		Value

	COMMON STOCKS (Continued)

	HEALTH CARE – 0.6%
1,328	Eli Lilly and Co.	$205,362
1,111	Johnson & Johnson	166,694
		372,056

	INDUSTRIALS – 0.6%
453	Lockheed Martin Corp.	176,244
1,827	Waste Management, Inc.	182,737
		358,981

	INFORMATION TECHNOLOGY – 0.8%
445	Mastercard Inc. – Class A	122,362
1,252	Microsoft Corp.	224,371
1,224	Motorola Solutions, Inc.	176,023
		522,756

	UTILITIES – 0.7%
1,945	Dominion Energy, Inc.	150,018
1,879	Eversource Energy	151,635
679	NextEra Energy, Inc.	156,931
		458,584
	TOTAL COMMON STOCKS
	(Cost $2,128,568)	2,317,908

Principal
Amount

	CORPORATE BONDS – 38.4%

	COMMUNICATION SERVICES – 3.0%
	Comcast Corp.
$500,000	3.300%, 4/01/2027	550,322
	TWDC Enterprises 18 Corp.
200,000	2.450%, 3/04/2022	205,364
	Verizon Communications, Inc.
400,000	4.862%, 8/21/2046	544,628
	Vodafone Group Plc
515,000	7.000% (5 Year Swap Rate USD + 4.873%), 4/04/2079[1,4]	590,904
		1,891,218

	CONSUMER DISCRETIONARY – 6.7%
	Lennar Corp.
400,000	5.250%, 6/01/2026	418,840
	Lowe’s Co., Inc.
450,000	5.125%, 4/15/2050	589,874
	McDonald’s Corp.
400,000	2.125%, 3/01/2030	401,205
	NIKE, Inc.
500,000	3.250%, 3/27/2040	544,444
	Starbucks Corp.
100,000	3.500%, 3/01/2028	107,372
	Target Corp.
500,000	2.650%, 9/15/2030	537,402

See accompanying Notes to Financial Statements.

North Square Strategic Income Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2020 (Unaudited)

Principal
Amount		Value

	CORPORATE BONDS (Continued)

	CONSUMER DISCRETIONARY (Continued)
	The TJX Co., Inc.
$850,000	3.500%, 4/15/2025	$917,306
	Toyota Motor Credit Corp.
600,000	2.900%, 3/30/2023	629,178
		4,145,621
	CONSUMER STAPLES – 6.3%
	Archer-Daniels-Midland Co.
500,000	2.750%, 3/27/2025	532,620
	The Hershey Co.
500,000	2.300%, 8/15/2026	527,374
	Keurig Dr Pepper, Inc.
550,000	3.200%, 5/01/2030	587,172
	Kimberly-Clark Corp.
500,000	3.100%, 3/26/2030	558,947
	The Kroger Co.
150,000	3.700%, 8/01/2027	167,658
	PepsiCo, Inc.
500,000	2.750%, 3/01/2023	527,853
	The Procter & Gamble Co.
450,000	2.800%, 3/25/2027	495,456
	Walmart, Inc.
400,000	4.050%, 6/29/2048	524,856
		3,921,936

	FINANCIALS – 8.0%
	Aflac, Inc.
500,000	3.600%, 4/01/2030	563,117
	American Financial Group, Inc.
500,000	5.250%, 4/02/2030	528,614
	Apollo Investment Corp.
175,000	5.250%, 3/03/2025	142,340
	Ares Capital Corp.
100,000	3.250%, 7/15/2025	89,176
	Bank of America Corp.
150,000	6.500% (3 Month LIBOR USD + 4.174%), 4/23/2025[4]	159,854
	Bank of Montreal
700,000	4.800% (5 Year CMT Rate + 2.979%), 8/25/2168[1,4]	646,236
	Berkshire Hathaway Energy Co.
450,000	4.050%, 4/15/2025[3]	505,865
	BlackRock, Inc.
500,000	2.400%, 4/30/2030	521,488
	The Charles Schwab Corp.
240,000	7.000% (3 Month LIBOR USD + 4.820%), 2/28/2049[4]	250,274
	Citigroup, Inc.
150,000	6.250% (3 Month LIBOR USD + 4.517%), 12/29/2049[4]	160,625
	The Goldman Sachs Group, Inc.
125,000	5.300% (3 Month LIBOR USD + 3.834%), 12/29/2049[4]	127,292
	JPMorgan Chase & Co.
300,000	6.750% (3 Month LIBOR USD + 3.780%), 1/29/2050[4]	322,283

See accompanying Notes to Financial Statements.

North Square Strategic Income Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2020 (Unaudited)

Principal
Amount		Value

	CORPORATE BONDS (Continued)

	FINANCIALS (Continued)
	M&T Bank Corp.
$325,000	6.450% (3 Month LIBOR USD + 3.610%), 12/29/2049[4]	$338,226
	MetLife, Inc.
100,000	5.250% (3 Month LIBOR USD + 3.575%), 12/29/2049[4]	91,188
100,000	6.400%, 12/15/2066	112,200
	Northern Trust Corp.
250,000	4.600% (3 Month LIBOR USD + 3.202%), 4/01/2027[4]	237,709
	Wells Fargo & Co.
200,000	5.875% (3 Month LIBOR USD + 3.990%), 12/31/2049[4]	213,639
		5,010,126

	HEALTH CARE – 2.8%
	Bristol-Myers Squibb Co.
375,000	3.875%, 8/15/2025[3]	427,824
	CVS Health Corp.
100,000	4.000%, 12/05/2023	107,960
500,000	3.625%, 4/01/2027	546,354
	Pfizer, Inc.
500,000	2.625%, 4/01/2030	543,709
	Thermo Fisher Scientific, Inc.
90,000	4.150%, 2/01/2024	99,480
		1,725,327

	INDUSTRIALS – 4.1%
	3M Co.
500,000	2.650%, 4/15/2025	532,943
	Caterpillar, Inc.
100,000	3.900%, 5/27/2021	103,057
	Delta Air Lines, Inc.
125,000	4.375%, 4/19/2028	92,791
	Enerpac Tool Group Corp.
100,000	5.625%, 6/15/2022	93,255
	General Dynamics Corp.
500,000	3.750%, 5/15/2028	568,656
	Hexcel Corp.
125,000	4.700%, 8/15/2025	133,101
	John Deere Capital Corp.
500,000	3.050%, 1/06/2028	545,413
	Kansas City Southern
400,000	2.875%, 11/15/2029	407,060
	TransCanada Trust
100,000	5.500% (3 Month LIBOR USD + 4.154%), 9/15/2079[1,4]	94,175
		2,570,451

	INFORMATION TECHNOLOGY – 3.4%
	Apple, Inc.
100,000	3.000%, 2/09/2024	107,559
	Avnet, Inc.
175,000	4.625%, 4/15/2026	187,960

See accompanying Notes to Financial Statements.

North Square Strategic Income Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2020 (Unaudited)

Principal
Amount		Value

	CORPORATE BONDS (Continued)

	INFORMATION TECHNOLOGY (Continued)
	CDW LLC / CDW Finance Corp.
$150,000	5.000%, 9/01/2025	$154,530
	Intel Corp.
450,000	3.900%, 3/25/2030	536,389
	International Business Machines Corp.
500,000	3.500%, 5/15/2029	565,690
	Mastercard, Inc.
450,000	3.850%, 3/26/2050	563,870
		2,115,998

	MATERIALS – 0.8%
	Avery Dennison Corp.
500,000	2.650%, 4/30/2030	491,013

	REAL ESTATE – 0.3%
	Weyerhaeuser Co.
145,000	7.950%, 3/15/2025	176,799

	UTILITIES – 3.0%
	Dominion Energy, Inc.
150,000	5.750% (3 Month LIBOR USD + 3.057%), 10/01/2054[4]	152,839
	Emera, Inc.
350,000	6.750% (3 Month LIBOR USD + 5.440%), 6/15/2076[1,4]	370,562
	Public Service Electric & Gas Co.
565,000	2.250%, 9/15/2026	592,594
	The Southern Co.
200,000	5.500% (3 Month LIBOR USD + 3.630%), 3/15/2057[4]	201,463
	Xcel Energy, Inc.
500,000	3.400%, 6/01/2030	554,398
		1,871,856
	TOTAL CORPORATE BONDS
	(Cost $22,167,872)	23,920,345

Number
of Shares

	EXCHANGE TRADED FUND (ETF) – 1.1%
21,425	VanEck Vectors Gold Miners ETF	691,170
	TOTAL ETF
	(Cost $543,171)	691,170

Principal
Amount

	MORTGAGE BACKED SECURITIES – 11.9%
	Banc of America Commercial Mortgage Trust 2015-UBS7
$510,000	3.705%, 9/17/2048	556,831
	Bear Stearns ALT-A Trust 2004-4
572,531	1.087% (1 Month LIBOR USD + 0.600%), 6/25/2034	560,580

See accompanying Notes to Financial Statements.

North Square Strategic Income Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2020 (Unaudited)

Principal
Amount		Value

	MORTGAGE BACKED SECURITIES (Continued)
	Citigroup Commercial Mortgage Trust 2016-P5
$490,000	2.941%, 10/13/2049	$510,110
	Comm 2014-UBS2 Mortgage Trust
270,000	3.961%, 3/10/2047	287,478
	Fannie Mae-Aces
17,569,996	0.742%, 5/25/2022[5]	172,539
436,233	3.058%, 9/25/2027[5]	474,858
463,804	2.739%, 4/25/2029	503,269
	Freddie Mac Multifamily Structured Pass Through Certificates
149,094	2.197%, 11/25/2023	154,931
200,000	2.425%, 8/25/2029	219,938
	FREMF 2012-K17 Mortgage Trust
346,000	4.466%, 12/25/2044[3,5]	356,712
	FREMF 2013-K29 Mortgage Trust
175,000	3.596%, 5/25/2046[3,5]	174,380
	FREMF 2013-K33 Mortgage Trust
206,000	3.614%, 8/25/2046[3,5]	212,874
	GS Mortgage Securities Corp II
604,689	2.564%, 2/12/2046	609,726
	GS Mortgage Securities Trust 2014-GC20
265,000	3.998%, 4/12/2047	284,267
	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7
500,000	2.918%, 2/16/2046	507,681
	New Residential Mortgage Loan Trust 2016-3
200,647	3.250%, 9/25/2056[3,5]	204,757
	New Residential Mortgage Loan Trust 2017-3
567,053	4.000%, 4/25/2057[3,5]	598,208
	New Residential Mortgage Loan Trust 2017-6
237,082	4.000%, 8/25/2057[3,5]	249,276
	New Residential Mortgage Loan Trust 2018-1
209,928	4.000%, 12/25/2057[3,5]	220,801
	UBS-Barclays Commercial Mortgage Trust 2012-C3
525,509	3.091%, 8/12/2049	535,655
	TOTAL MORTGAGE BACKED SECURITIES
	(Cost $7,200,237)	7,394,871

Number
of Shares

	PREFERRED STOCKS – 22.1%

	COMMUNICATION SERVICES – 1.1%
	AT&T, Inc.
29,100	4.750%	669,591

	CONSUMER STAPLES – 0.1%
	CHS, Inc.
1,000	7.100%, (3 Month LIBOR USD + 4.298%)[4]	26,300
2,000	7.500%	52,620
		78,920

See accompanying Notes to Financial Statements.

North Square Strategic Income Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2020 (Unaudited)

Number
of Shares		Value

	PREFERRED STOCKS (Continued)

	FINANCIALS – 16.8%
	Affiliated Managers Group, Inc.
2,000	5.875%, 3/30/2059	$50,460
	The Allstate Corp.
29,600	5.100%	757,760
1,500	5.625%	40,500
	American International Group, Inc.
23,000	5.850%	595,700
	Bank of America Corp.
11,000	6.000%	298,320
4,000	6.200%	104,400
	The Charles Schwab Corp.
15,000	5.950%	391,950
2,000	6.000%	51,940
	Citigroup, Inc.
12,000	6.300%	306,480
1,500	6.875%, (3 Month LIBOR USD + 4.130%)[4]	41,040
	Fifth Third Bancorp
2,000	6.625%, (3 Month LIBOR USD + 3.710%)[4]	53,400
	The Goldman Sachs Group, Inc.
30,000	4.000%, (3 Month LIBOR USD + 0.670%)	609,000
	The Hartford Financial Services Group, Inc.
22,736	7.875%, (3 Month LIBOR USD + 5.596%), 4/15/2042[4]	607,961
	Huntington Bancshares Inc.
26,000	6.250%	667,940
	JPMorgan Chase & Co.
23,500	6.000%	642,490
	KeyCorp
16,500	5.625%	425,040
2,000	6.125%, (3 Month LIBOR USD + 3.892%)[4]	56,840
	MetLife, Inc.
23,000	4.750	569,250
	Morgan Stanley
25,000	4.875	611,000
1,500	7.125%, (3 Month LIBOR USD + 4.320%)[4]	40,800
	Northern Trust Corp.
30,900	4.700%	774,354
	PNC Financial Services Group, Inc.
22,000	6.125%, (3 Month LIBOR USD + 4.067%)[4]	579,920
	Regions Financial Corp.
24,000	6.375%	606,480
	Truist Financial Corp.
30,000	5.625	771,000
	U.S. Bancorp
26,300	5.150%	676,173
1,000	6.500%, (3 Month LIBOR USD + 4.468%)[4]	27,010
	Wells Fargo & Co.
2,000	5.500%	51,300
2,000	6.000%	51,880
		10,460,388

See accompanying Notes to Financial Statements.

North Square Strategic Income Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2020 (Unaudited)

Number
of Shares		Value

	PREFERRED STOCKS (Continued)

	UTILITIES – 4.1%
	CMS Energy Corp.
1,856	5.875%, 10/15/2078	$49,666
26,425	5.875%, 3/1/2079	726,159
	DTE Energy Co.
22,000	6.000%, 12/15/2076	578,820
	Duke Energy Corp.
24,900	5.625%, 9/15/2078	674,043
	The Southern Co.
22,000	6.250%, 10/15/2075	564,300
		2,592,988
	TOTAL PREFERRED STOCKS
	(Cost $13,134,263)	13,801,887

	REAL ESTATE INVESTMENT TRUSTS (REITS) – 3.4%
1,460	American Tower Corp.	347,480
2,270	Crown Castle International Corp.	361,906
2,486	Digital Realty Trust, Inc.	371,632
4,686	Prologis, Inc.	418,132
	Public Storage
22,000	5.600%[6]	602,580
	TOTAL REITS
	(Cost $1,817,595)	2,101,730

Principal
Amount

	U.S. GOVERNMENT NOTES/BONDS – 3.9%
	United States Treasury Note/Bond
$265,000	1.625%, 12/31/2021	271,310
500,000	1.750%, 6/15/2022	516,494
300,000	1.500%, 8/15/2022	308,865
620,000	1.375%, 9/30/2023	643,226
155,000	2.125%, 9/30/2024	167,182
510,000	2.250%, 11/15/2024	553,848
	TOTAL U.S. GOVERNMENT NOTES/BONDS
	(Cost $2,444,094)	2,460,925

See accompanying Notes to Financial Statements.

North Square Strategic Income Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2020 (Unaudited)

Principal
Amount		Value

	SHORT TERM INVESTMENTS – 4.7%

	MONEY MARKET FUND – 4.5%
$2,841,606	First American US Treasury Money Market Fund – Class V, 0.06%[2]	$2,841,606

	U.S. TREASURY BILL – 0.2%
	United States Treasury Bill
100,000	1.479%, 6/18/2020	99,803
	TOTAL SHORT TERM INVESTMENTS
	(Cost $2,941,409)	2,941,409

	TOTAL INVESTMENTS – 99.5%
	(Cost $58,514,005)	62,023,389
	Other Assets in Excess of Liabilities – 0.5%	295,568
	TOTAL NET ASSETS – 100.0%	$62,318,957

CMT – Constant Maturity Rate
LIBOR – London Inter-bank Offered Rate
PLC – Public Limited Company

[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.
[3]
Security as defined in Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At April 30, 2020, the value of these securities total $5,480,931, which represents 8.79% of total net assets.

[4]	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of April 30, 2020.
[5]	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of April 30, 2020.
[6]	Preferred issue of a REIT.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying Notes to Financial Statements.

North Square Strategic Income Fund
SUMMARY OF INVESTMENTS
As of April 30, 2020 (Unaudited)

Percent of Total
Security Type/Sector	Net Assets
Asset Backed Securities	10.3%
Common Stocks
Information Technology	0.8%
Utilities	0.7%
Health Care	0.6%
Industrials	0.6%
Consumer Staples	0.4%
Financials	0.3%
Consumer Discretionary	0.3%
Total Common Stocks	3.7%
Corporate Bonds
Financials	8.0%
Consumer Discretionary	6.7%
Consumer Staples	6.3%
Industrials	4.1%
Information Technology	3.4%
Communication Services	3.0%
Utilities	3.0%
Health Care	2.8%
Materials	0.8%
Real Estate	0.3%
Total Corporate Bonds	38.4%
Exchange Traded Fund	1.1%
Mortgage Backed Securities	11.9%
Preferred Stocks
Financials	16.8%
Utilities	4.1%
Communication Services	1.1%
Consumer Staples	0.1%
Total Preferred Stocks	22.1%
REITs	3.4%
U.S. Government Notes/Bonds	3.9%
Short Term Investments	4.7%
Total Investments	99.5%
Other Assets in Excess of Liabilities	0.5%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
As of April 30, 2020 (Unaudited)

	North Square
	Advisory	North Square
	Research All Cap	Strategic
	Value Fund	Income Fund

Assets:
Investments, at cost	$4,454,937	$58,514,005
Investments, at value	$5,192,258	$62,023,389
Cash	306	—
Receivables:
Due from Advisor (Note 3)	18,971	—
Fund shares sold	1,921	141,917
Dividends and interest	1,477	228,270
Prepaid expenses	1,316	1,284
Total assets	5,216,249	62,394,860

Liabilities:
Payables:
Due to Advisor (Note 3)	—	32,637
Due to custodian	—	6,237
Auditing fees	7,455	7,740
Fund administration fees	6,944	9,699
Transfer agent fees	6,255	6,676
Legal fees	3,075	3,677
Due to Trustees	1,570	2,400
Custody fees	1,227	1,277
Chief Compliance Officer fees (Note 3)	1,286	1,890
Shareholder servicing fees (Note 6)	1,050	1,820
Accrued other expenses	775	1,850
Total liabilities	29,637	75,903

Net Assets	$5,186,612	$62,318,957

Components of Net Assets:
Paid-in capital (par value of $0.01 per share
with an unlimited number of shares authorized)	$4,000,228	$58,243,639
Total distributable earnings	1,186,384	4,075,318
Net Assets	$5,186,612	$62,318,957

Maximum Offering Price per Share:
Class I Shares:
Net assets applicable to shares outstanding	$5,186,612	$62,318,957
Shares of beneficial interest issued and outstanding	595,737	6,444,830
Net asset value, redemption and offering price per share	$8.71	$9.67

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Period Ended April 30, 2020 (Unaudited)

	North Square
	Advisory	North Square
	Research All Cap	Strategic
	Value Fund	Income Fund
Investment Income:
Dividends (net of foreign withholding taxes
and/or issuance fees of $(287) and $0, respectively)	$70,496	$118,229
Interest	546	229,626
Total investment income	71,042	347,855

Expenses:
Advisory fees (Note 3)	29,394	74,725
Fund administration fees	17,807	16,485
Registration fees	17,604	18,375
Auditing fees	7,690	7,721
Transfer agent fees and expenses	6,497	7,118
Legal fees	4,640	6,018
Trustees’ fees and expenses	4,429	3,890
Custody fees	2,531	2,854
Shareholder reporting fees	2,037	2,434
Shareholder servicing fees (Note 6)	1,675	2,745
Chief Compliance Officer fees (Note 3)	1,664	1,211
Other expenses	1,543	1,669
Total expenses	97,511	145,245
Less advisory fees waived & expenses reimbursed (Note 3)	(58,132)	(49,171)
Net expenses	39,379	96,074
Net investment income	31,663	251,781

Net Realized and Unrealized Gain (Loss):
Net realized gain on:
Investments	370,672	590,276
Foreign currency transactions	—	—
Net realized gain	370,672	590,276
Net change in unrealized appreciation/depreciation on:
Investments	(1,757,245)	3,029,035
Foreign currency translations	—	—
Net change in unrealized appreciation/depreciation	(1,757,245)	3,029,035
Net realized and unrealized gain (loss)	(1,386,573)	3,619,311
Net increase (decrease) in net assets from operations	$(1,354,910)	$3,871,092

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	North Square
	Advisory		North Square
	Research All Cap		Strategic
	Value Fund		Income Fund
	For the	For the	For the	For the
	Period Ended	Year Ended	Period Ended	Year Ended
	April 30, 2020	October 31,	April 30, 2020	October 31,
	(Unaudited)	2019	(Unaudited)	2019
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$31,663	$58,380	$251,781	$369,689
Net realized gain (loss) on investments
and foreign currency translations	370,672	971,913	590,276	(32,451)
Net change in unrealized appreciation/depreciation
on investments and foreign currency translations	(1,757,245)	141,556	3,029,035	700,365
Net increase (decrease) in net assets
resulting from operations	(1,354,910)	1,171,849	3,871,092	1,037,603

Distributions to shareholders:
Distributions	(1,010,006)	(2,940,027)	(276,447)	(372,928)
Total	(1,010,006)	(2,940,027)	(276,447)	(372,928)

Capital Transactions:
Net proceeds from shares sold	249,260	761,793	48,652,165	1,215,473
Reinvestment of distributions	1,010,006	2,940,025	276,023	372,174
Cost of shares redeemed[1]	(3,092,656)	(3,123,743)	(844,693)	(2,014,450)
Net increase (decrease) in net assets
from capital transactions	(1,833,390)	578,075	48,083,495	(426,803)

Total increase (decrease) in net assets	(4,198,306)	(1,190,103)	51,678,140	237,872

Net Assets:
Beginning of Period	9,384,918	10,575,021	10,640,817	10,402,945
End of Period	$5,186,612	$9,384,918	$62,318,957	$10,640,817

Capital Share Transactions:
Shares sold	22,039	59,931	5,388,051	133,622
Shares reinvested	91,074	315,115	28,943	40,711
Shares redeemed	(323,987)	(286,487)	(88,843)	(217,555)
Net increase (decrease) in capital share transactions	(210,874)	88,559	5,328,151	(43,222)

[1]
Net of redemption fee proceeds for the North Square Advisory Research All Cap Value Fund of $0 and $1,311, respectively. Net of redemption fee proceeds for the North Square Strategic Income Fund of $0 and $12, respectively.

See accompanying Notes to Financial Statements.

North Square Advisory Research All Cap Value Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the
	Period Ended
	April 30, 2020	For the Year Ended October 31,
	(Unaudited)	2019	2018	2017	2016	2015
Net asset value, beginning of period	$11.63	$14.73	$14.77	$12.99	$15.02	$17.07
Income from Investment Operations:
Net investment income[1]	0.04	0.07	0.06	0.06	0.09	0.11
Net realized and unrealized gain (loss)	(1.69)	0.85	1.27	2.68	0.26	(0.31)
Total from investment operations	(1.65)	0.92	1.33	2.74	0.35	(0.20)
Less Distributions:
From net investment income	(0.07)	(0.07)	(0.05)	(0.09)	(0.13)	(0.08)
From net realized gain	(1.20)	(3.95)	(1.32)	(0.87)	(2.28)	(1.77)
Total distributions	(1.27)	(4.02)	(1.37)	(0.96)	(2.41)	(1.85)
Redemption Fee Proceeds[1]	—	— [2]	— [2]	— [2]	0.03	— [2]
Net asset value, end of period	$8.71	$11.63	$14.73	$14.77	$12.99	$15.02
Total Return[3]	(16.58)%[4]	12.95%	9.33%	21.93%	3.57%	(1.10)%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$5,187	$9,385	$10,575	$15,603	$20,900	$29,444
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.44%[5]	1.76%	1.78%	1.74%	1.52%	1.23%
After fees waived and expenses absorbed	0.99%[5,6]	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.66)%[5]	(0.17)%	(0.39)%	(0.29)%	0.18%	0.49%
After fees waived and expenses absorbed	0.79%[5]	0.59%	0.39%	0.45%	0.70%	0.72%
Portfolio turnover rate	15%[4]	26%	42%	31%	51%	56%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.005 per share.
[3]
Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.
[6]	The annual net expense ratio changed from 1.00% to 0.95% of net assets as of the close of business on February 21, 2020.

See accompanying Notes to Financial Statements.

North Square Strategic Income Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the
	Period Ended
	April 30, 2020	For the Year Ended October 31,
	(Unaudited)	2019	2018	2017	2016	2015
Net asset value, beginning of period	$9.53	$8.97	$9.46	$9.47	$9.70	$9.85
Income from Investment Operations:
Net investment income[1]	0.11	0.32	0.35	0.39	0.40	0.44
Net realized and unrealized gain (loss)	0.18	0.56	(0.49)	(0.04)	(0.08)	(0.11)
Total from investment operations	0.29	0.88	(0.14)	0.35	0.32	0.33
Less Distributions:
From net investment income	(0.15)	(0.32)	(0.34)	(0.36)	(0.42)	(0.43)
From net realized gain	—	—	(0.01)	—	(0.13)	(0.05)
Total distributions	(0.15)	(0.32)	(0.35)	(0.36)	(0.55)	(0.48)
Redemption Fee Proceeds[1]	—	— [2]	— [2]	— [2]	— [2]	—
Net asset value, end of period	$9.67	$9.53	$8.97	$9.46	$9.47	$9.70
Total Return[3]	3.05%[4]	10.00%	(1.43)%	3.83%	3.42%	3.42%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$62,319	$10,641	$10,403	$10,806	$12,463	$30,315
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.36%[5]	1.76%	2.27%	2.49%	1.99%	1.12%
After fees waived and expenses absorbed	0.90%[5]	0.90%	0.90%	0.90%	0.91%	0.90%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.90%[5]	2.56%	2.41%	2.53%	3.19%	4.24%
After fees waived and expenses absorbed	2.36%[5]	3.42%	3.78%	4.12%	4.27%	4.46%
Portfolio turnover rate	59%[4]	36%	48%	64%	63%	26%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.005 per share.
[3]
Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

North Square Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2020 (Unaudited)

Note 1 – Organization

The North Square Advisory Research All Cap Value Fund (“All Cap Value” or “All Cap Value Fund”) and North Square Strategic Income Fund (“Strategic Income” or “Strategic Income Fund”)(each a “Fund” and collectively the “Funds”) are organized as a series of the North Square Investments Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The All Cap Value Fund and Strategic Income Fund are diversified funds.

The All Cap Value Fund’s primary investment objective is to seek long-term capital appreciation. Effective the close of business on February 21, 2020, the All Cap Value Fund (the “Successor Fund”) acquired the assets and assumed the liabilities of the Advisory Research All Cap Value Fund (the “Predecessor Fund”), a series of Investment Managers Series Trust, which commenced operations on November 16, 2009.

The Strategic Income Fund’s primary investment objectives are to seek high current income and to seek long-term capital appreciation. Effective the close of business on February 21, 2020, the Strategic Income Fund (the “Successor Fund”) acquired the assets and assumed the liabilities of the Advisory Research Strategic Income Fund (the “Predecessor Fund”), a series of Investment Managers Series Trust, which commenced operations on December 31, 2012.

Each conversion was accomplished by the following tax free reorganizations in which each shareholder of the Predecessor Funds received the same aggregated net asset value of their respective Successor Fund as noted below:

				Net Unrealized
			Net Assets	Appreciation
Fund	Total Shares	Net Asset	Value/Share	(Depreciation)
All Cap Value Fund	765,939	$8,372,508	$10.93	$2,272,251
Strategic Income Fund	1,075,153	$10,395,386	$9.67	$613,928

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a)  Valuation of Investments
Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Fair value pricing may be applied to foreign securities held by the Funds upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when each Fund’s NAV is determined. If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV. Other types of portfolio securities that the Fund may fair value include, but are not limited to: (1) investments that are illiquid or traded infrequently, including “restricted” securities and private

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2020 (Unaudited)

placements for which there is no public market; (2) investments for which, in the judgment of the advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service or from a brokerage firm. The pricing service or broker will use a statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

(b)  Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

(c)  Federal Income Taxes
Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended May 31, 2017-2019 the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d)  Distributions to Shareholders
The Strategic Income Fund will make distributions of net investment income monthly. The Advisory Research All Cap Value Fund will make distributions of net investment income, if any, at least annually. Each Fund makes distributions of its net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2020 (Unaudited)

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with North Square Investments, LLC (the “Advisor” or “NSI”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor based on each Fund’s average daily net assets. Fees paid to the Advisor for the period ended April 30, 2020 are reported on the Statements of Operations. The annual rates are listed by Fund in the below table:

Fund	Investment Advisory Fees
All Cap Value Fund	0.70%
Strategic Income Fund	0.70%

The Advisor engages Advisory Research, Inc. to manage the All Cap Value Fund and engages Red Cedar Investment Management, LLC to manage the Strategic Income Fund (each a “Sub-Advisor” and collectively the “Sub-Advisors”).  The Advisor pays the Sub-Advisors from its advisory fees.

The Advisor has contractually agreed to waive its fees and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses in accordance with Form N-1A, expenses incurred in connection with any merger, reorganization, or extraordinary expenses such as litigation expenses) for the All Cap Value Fund and Strategic Income Fund do not exceed 0.95% and 0.90%, respectively. The agreements are effective until February 28, 2022 and may be terminated before this date only by the Trust’s Board of Trustees.

The Funds’ advisor is permitted to seek reimbursement from the Funds, subject to certain limitations, of fees waived or payments made to the Funds for a period ending thirty-six months after the date of the waiver or payment. This reimbursement may be requested from the Funds if the reimbursement will not cause the Funds’ annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At April 30, 2020, the amount of these potentially recoverable expenses in the All Cap Value Fund was $368,462 and in the Strategic Income Fund was $437,265. The Advisor may recapture all or a portion of this amount no later than October 31 of the years stated below:

	All Cap Value	Strategic Income
2020	$132,925	$149,877
2021	$102,131	$144,623
2022	$75,274	$92,526
2023	$58,132	$50,239
Total	$368,462	$437,265

Effective the close of business on February 21, 2020, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, serves as the Funds’ fund accountant, transfer agent and administrator. U.S. Bank, N.A., serves as the Funds’ custodian. Prior to the close of business on February 21, 2020, UMB Fund Services, Inc. served as the Funds’ fund accountant, transfer agent and administrator, and UMB Bank N.A. served as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the period ended April 30, 2020 are reported on the Statement of Operations.

Effective the close of business on February 21, 2020, Compass Distributors, LLC serves as the Funds’ distributor (the “Distributor”). Prior to the close of business on February 21, 2020, IMST Distributors, LLC served as the Funds’ distributor. The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution related services.

Effective the close of business on February 21, 2020, Cipperman Compliance Services provides Chief Compliance Officer (“CCO”) services to the Funds. Prior to the close of business on February 21, 2020, Dziura Compliance Consulting, LLC provided CCO services to the Investment Managers Series Trust to which the Funds belonged. The Funds’ allocated fees incurred for CCO services for the period ended April 30, 2020 are reported on the Statement of Operations.

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2020 (Unaudited)

Note 4 – Federal Income Taxes

At October 31, 2019, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes were as follows:

	All Cap Value	Strategic Income
Cost of investments	$6,918,111	$10,127,143
Gross unrealized appreciation	$2,607,287	$506,918
Gross unrealized depreciation	(117,671)	(28,704)
Net unrealized appreciation on investments	$2,489,616	$478,214

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended October 31, 2019, permanent differences in book and tax accounting have been reclassified to paid in capital, accumulated net investment income/loss and accumulated net realized gain/loss (total distributable earnings) as follows:

	Increase (Decrease)
		Total
		Distributable
	Paid In Capital	Earnings
All Cap Value	$2	$(2)
Strategic Income	$(1,003)	$1,003

As of October 31, 2019, the components of accumulated earnings (deficit) on a tax basis for the Funds were as follows:

	All Cap Value	Strategic Income
Undistributed ordinary income	$126,008	$36,346
Undistributed long-term gains	872,424	—
Accumulated earnings	$998,432	$36,346
Accumulated capital and other losses	(2,977)	(38,349)
Unrealized appreciation on investments	2,489,616	478,214
Unrealized depreciation on foreign currency translations	—	—
Total accumulated earnings	$3,485,071	$476,211

The tax character of distributions paid during the period ended April 30, 2020 and fiscal year ended October 31, 2019 were as follows:

	All Cap Value		Strategic Income
	April 30,	October 31,	April 30,	October 31,
Distributions paid from:	2020	2019	2020	2019
Ordinary income	$57,183	$315,514	$276,447	$372,928
Net long-term capital gains	952,823	2,626,513	—	—
Total distributions paid	$1,010,006	$2,940,027	$276,447	$372,928

As of October 31, 2019, the Funds had accumulated capital loss carryforwards as follows:

	All Cap Value	Strategic Income
Short-term	$—	$—
Not Subject to Expiration	—	35,378
Total	$—	$35,378

To the extent that a Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Capital losses incurred after October 31 (“post-October” losses) within the taxable year are deemed to arise on the first day of the Funds’ next taxable year. For tax purposes, the Funds did not have any post-October losses as of October 31, 2019.

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2020 (Unaudited)

Note 5 – Investment Transactions

For the period ended April 30, 2020, purchases and sales of investments were as follows:

	Purchases	Sales
All Cap Value Fund	$1,131,569	$3,978,392
Strategic Income Fund	$59,053,571	$13,821,024

Note 6 – Shareholder Servicing Plan

The Trust, on behalf of the Funds, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of each Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the period ended April 30, 2020, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 7 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2020, in valuing the Funds’ assets carried at fair value:

All Cap Value Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$4,886,677	$—	$—	$4,886,677
Short-Term Investment	305,581	—	—	305,581
Total	$5,192,258	$—	$—	$5,192,258

[1]
All preferred stocks, common stocks, REITs, and/or ETFs held in the Fund are Level 1 securities.  For a detailed break-out of these investments by major sector classification, please refer to the Schedule of Investments.

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2020 (Unaudited)

Strategic Income Fund	Level 1	Level 2	Level 3**	Total
Investments
Preferred Stocks[1]	$13,030,887	$—	$—	$13,030,887
Common Stocks[1]	3,088,908	—	—	3,088,908
REITs[1]	2,101,730	—	—	2,101,730
ETF[1]	691,170	—	—	691,170
Asset Backed Securities	517,940	5,875,204	—	6,393,144
Corporate Bonds	—	23,920,345	—	23,920,345
Mortgage Backed Securities	—	7,394,871	—	7,394,871
U.S. Government Notes/Bonds	—	2,460,925	—	2,460,925
Short-Term Investments	2,841,606	99,803	—	2,941,409
Total	$22,272,241	$39,751,148	$—	$62,023,389

[1]
All preferred stocks, common stocks, REITs, and/or ETFs held in the Fund are Level 1 securities.  For a detailed break-out of these investments by major sector classification, please refer to the Schedule of Investments.

**	The Fund did not hold any Level 3 securities at period end.

Note 9 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

North Square Funds
SUPPLEMENTAL INFORMATION
April 30, 2020 (Unaudited)

Board Consideration of Investment Advisory and Sub-Advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each mutual fund’s board of trustees, including a majority of those trustees who are not “interested persons” of the fund, as defined in the 1940 Act (the “Independent Trustees”), initially approve, and annually after the first two year period review and consider the continuation of, the fund’s investment advisory and any sub-advisory agreements.. At its regular board meeting held on September 26, 2019 (the “Meeting”), the Board of Trustees (the “Board”) of North Square Investments Trust (the “Trust”), including each of the Independent Trustees, unanimously voted to approve for an initial two-year period: (i) a proposed investment advisory agreement (the “Advisory Agreement”) between North Square Investments, LLC (the “Adviser”) and the Trust, on behalf of two of its series – North Square Advisory Research All Cap Value Fund and North Square Strategic Income Fund (each, a “Fund” and collectively, the “Funds”); (ii) a proposed investment sub-advisory agreement  between the Adviser and Advisory Research, Inc. (“Advisory Research”), with respect to North Square Advisory Research All Cap Value Fund; and (iii) a proposed investment sub-advisory agreement between the Adviser and Red Cedar Investment Management (“Red Cedar” and, together with Advisory Research, the “Sub-Advisers”), with respect to North Square Strategic Income Fund. The Adviser and the Sub-Advisers are collectively referred to as the “Advisers.” The investment sub-advisory agreements with the Sub-Advisers are collectively referred to as the “Sub-Advisory Agreements,” and the Advisory Agreement and the Sub-Advisory Agreements are collectively referred to as the “Agreements.”

Each Fund is a newly organized investment portfolio of the Trust and a successor to a corresponding series of Investment Managers Series Trust (each, a “Predecessor Fund” and collectively, the “Predecessor Funds”). On February 21, 2020, each Fund acquired the assets and liabilities of its corresponding Predecessor Fund through a reorganization (each, a “Reorganization” and collectively, the “Reorganizations”). As a result of the Reorganizations, each Fund adopted the performance and financial history of its corresponding Predecessor Fund. In addition, the Adviser replaced Advisory Research as the investment adviser to each of the Funds.  Advisory Research assumed a sub-adviser role for the North Square Advisory Research All Cap Value Fund and Red Cedar assumed a sub-adviser role for the North Square Strategic Income Fund.  The North Square Advisory Research All Cap Value Fund has the same portfolio management team and a slightly lower contractual advisory fee (out of which a new sub-advisory fee is paid) than its corresponding Predecessor Fund.  Red Cedar Investment Management has been retained as the sub-advisor to manage the North Square Strategic Income Fund with the same contractual management fee as its corresponding Predecessor Fund.  The terms and conditions of the Investment Advisory Agreement between the Trust and the Advisors collectively are materially the same as those of the investment advisory agreement (the “Predecessor Advisory Agreement”) between Investment Managers Series Trust and Advisory Research, on behalf of each of the Predecessor Funds.

Prior to the Meeting, the Board requested and reviewed responses from the Advisers to questions posed to the Advisers on behalf of the Independent Trustees and supporting materials relating to those questions and responses. In addition, the Board considered such additional information as it deemed reasonably necessary to evaluate the Agreements, as applicable, with respect to each Fund.  The Board also considered the materials and in-person presentations by Fund officers and representatives of the Advisers provided at the Meeting and earlier meetings of the Board concerning the Agreements.

In determining whether to approve the Agreements for a Fund, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate in the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the Agreements was based on a comprehensive consideration of all information provided to the Board with respect to the approval of the Agreements. The Board was also furnished with an analysis of its fiduciary obligations in connection with its evaluation of the Agreements and, throughout the evaluation process, the Board was assisted by Fund Counsel.  The Independent Trustees were also separately assisted by Independent Trustee Counsel, from whom they received separate legal advice and with whom they met separately. A more detailed summary of the important, but not necessarily all, factors the Board considered with respect to its approval of the Agreements is provided below.

Nature, Extent and Quality of Services

The Board considered information regarding the nature, extent and quality of services to be provided to the Funds by the Advisers. The Board considered, among other things, the terms of the Agreements and the range of services to be provided by the Advisers. The Board noted the non-investment advisory services to be provided by the Adviser consistent with the terms of the Investment Advisory Agreements, including the supervision and coordination of the Funds’ services providers and the provision of related administrative and other services. The Board considered each Adviser’s reputation, organizational structure, resources and overall financial strength, as factors supporting the ability of each Adviser to provide its respective services to the Funds.

The Board considered the Advisers’ professional personnel who will provide services to the Funds, including each Adviser’s ability and experience in attracting and retaining qualified personnel to service the Funds. The Board also considered information about the compliance programs and compliance records of the Advisers. The Board noted each Adviser’s commitment to the Funds’ compliance control structure, including the resources that will be devoted by the Advisers in support of the Funds’ obligations pursuant to Rule 38a-1 under the 1940 Act.

North Square Funds
SUPPLEMENTAL INFORMATION – Continued
April 30, 2020 (Unaudited)

With respect to the Adviser, the Board considered the Funds’ proposed operation in a “manager-of-managers” structure and reviewed the responsibilities that the Adviser would have under this structure, including monitoring and evaluating the performance of the Sub-Advisers, monitoring the Sub-Advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds, and supervising the Sub-Advisers with respect to the services that the Sub-Advisers would provide under the Sub-Advisory Agreements. In this regard, the Board evaluated information about the nature and extent of responsibilities retained and risks assumed by the Adviser and not delegated to or assumed by the Sub-Advisers. The Board also considered the process used by the Adviser, consistent with this structure, to identify and recommend sub-advisers, and its ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement.

With respect to the Sub-Advisers, that provide certain day-to-day portfolio management services for the Funds, subject to oversight by the Adviser, the Board considered, among other things, the quality of each Sub-Adviser’s investment personnel, its investment philosophies and processes, its investment research capabilities and resources, its performance record, its experience, its trade execution capabilities and its approach to managing risk. The Board considered the experience of each Fund’s portfolio managers, the number of accounts managed by the portfolio managers, and each Sub-Adviser’s method for compensating the portfolio managers. Moreover, the Board considered that the Adviser would oversee potential conflicts of interest between each Fund’s investments and those of other funds or accounts managed by the Advisers.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser and the Sub-Advisers, taken as a whole, are appropriate and consistent with the terms of the Investment Advisory Agreement and the Sub-Advisory Agreements.

Fund Performance

The Board noted that the Funds are newly formed and did not have prior performance records but considered the performance of each Fund’s corresponding Predecessor Fund, as relevant.  The Board reviewed the performance of each Predecessor Fund over different time periods presented in the materials and evaluated the Adviser’s analysis of the Predecessor Fund’s performance for these time periods, recognizing that each Fund was expected to assume the performance history of its corresponding Predecessor Fund, to the extent permissible.

The Board considered, as relevant, information and materials provided to the Board by the Advisers concerning Predecessor Fund performance, as well as information from Morningstar Inc. (“Morningstar”), an independent provider of investment company data, comparing the investment performance of each Predecessor Fund to an appropriate benchmark index, and to a universe of peer funds as determined by Morningstar (the “Fund Universe”) and a peer group of funds selected from the Fund Universe by Morningstar (the “Performance Group”). The Board received a description of the methodology used by Morningstar to select the funds in each Predecessor Fund’s Performance Group and Fund Universe and considered potential imprecision resulting from the selection methodology.

The Board received information concerning, and discussed factors contributing to, the performance of the Predecessor Funds relative to their respective benchmarks and Fund Universes for the relevant periods. The Board also considered information about Red Cedar’s performance in managing comparable accounts for purposes of it assuming the sub-advisory responsibilities for the North Square Strategic Income Fund.

Based on these considerations, the Board concluded that it was satisfied that the Adviser and the Sub-Advisers have the capability of providing satisfactory investment performance for the Funds, as applicable.

Investment Advisory Fees and Expenses

The Board reviewed and considered the proposed investment advisory fee rate to be paid by each Fund to the Adviser under the Investment Advisory Agreement and each Fund’s anticipated total expense ratio. The Board noted that the proposed contractual investment advisory fee rate for North Square Advisory Research All Cap Value Fund was slightly lower than its corresponding Predecessor Fund’s contractual investment advisory fee rate, and the proposed contractual investment advisory fee rate for North Square Strategic Income Fund was the same as its Predecessor Fund. The Board also noted that the anticipated total net expense ratio for North Square Advisory Research All Cap Value Fund was 5 basis points lower than its corresponding Predecessor Fund’s total net expense ratio and the anticipated total net expense ratio for North Square Strategic Income Fund was the same as its corresponding Predecessor Fund, as a result of the Adviser’s contractual agreement to limit the Funds’ total operating expenses to specified levels for a period of at least two years from the date of the Reorganizations. The Board also reviewed and considered the proposed sub-advisory fee rate to be paid by the Adviser to each Sub-Adviser for sub-advisory services. The Board reviewed information from Morningstar comparing each Fund’s proposed management fee rate and anticipated total expense ratio relative to a peer group of funds selected from the Fund Universe by Morningstar (the “Expense Group”). While the Board recognized that comparisons between a Fund and its peer funds may be imprecise, the comparative information provided by Morningstar assisted the Board in evaluating the reasonableness of each Fund’s proposed fees and anticipated total expense ratio.

North Square Funds
SUPPLEMENTAL INFORMATION – Continued
April 30, 2020 (Unaudited)

The Board also received and considered information about the portion of the investment advisory fee that will be retained by the Adviser after payment of the fee to each Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities that will be retained and risks that will be assumed by Adviser and not delegated to or assumed by the Sub-Advisers, and about the Adviser’s on-going oversight services. The Board also considered that the sub-advisory fees to be paid to each Sub-Adviser had been negotiated by the Adviser on an arm’s length basis.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by the Adviser and the Sub-Advisers to other types of clients with investment strategies similar to those of the Funds. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including nonmutual fund clients such as institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the compensation amounts payable to the Adviser under the Investment Advisory Agreement and to the Sub-Advisers under the Sub-Advisory Agreements were reasonable.

Profitability

The Board received and considered information concerning the Adviser’s projected costs of sponsoring the Funds and the projected profitability to the Adviser from providing services to the Funds.  The Board noted that, as a general matter, the levels of profitability reported on a Fund-by-Fund basis may be affected by numerous factors including, among other things, the size, type and age of the Fund and fee waivers and expense reimbursements by the Adviser.  The Board also received information relating to the operations and projected profitability to each Sub-Adviser from providing services to the Funds.  The Board considered representations from the Adviser and each Sub-Adviser that the Sub-Adviser’s fees were negotiated at arm’s length on a Fund-by-Fund basis and that the sub-advisory fees would be paid by the Adviser and not the Funds.  Accordingly, the Board concluded that the projected profitability of each Sub-Adviser was a less relevant factor with respect to the Board’s consideration of the Sub-Advisory Agreements.

Based on its review, the Board did not deem the projected profits reported by the Advisers from services to be provided to the Funds to be at a level that would prevent it from approving the Agreements.

Economies of Scale

The Board received and considered information about the potential for the Adviser to experience economies of scale in the provision of management services to each Fund, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits may be shared with shareholders of the Fund.  Although the investment advisory fee schedules for each Fund do not initially have breakpoints, the Board observed that breakpoints could be added in the future as warranted based upon the growth of the Funds. The Board also recognized that the Adviser may share potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, services that benefit shareholders, maintenance of competitive investment advisory fee rates, and investments in the business intended to enhance services available to shareholders.

The Board concluded that the Adviser’s arrangements with respect to the Funds constituted a reasonable approach to sharing potential economies of scale with the Funds and their shareholders.

“Fall-Out” Benefits

The Board received and considered information regarding potential “fall-out” or ancillary benefits that the Adviser and its affiliates may receive as a result of their relationships with the Funds.  Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in the Adviser’s business as a result of their relationships with the Fund.  In addition, the Board considered the potential benefits, other than sub-advisory fees, that the Sub-Advisers and their affiliates may receive because of their relationships with the Funds, including the benefits of research services that may be available to the Sub-Advisers as a result of securities transactions effected for the Funds and other investment advisory clients, as well as other benefits from increases in assets under management.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits that may be received by the Advisers and their affiliates are unreasonable.

North Square Funds
SUPPLEMENTAL INFORMATION – Continued
April 30, 2020 (Unaudited)

Fund-by-Fund Factors

North Square Advisory Research All Cap Value Fund

•
The Board noted that the Predecessor Fund’s performance was above the median performance of the Peer Group for the 1-, 3- and 5-year periods. The Board noted that the Predecessor Fund’s performance was above the median performance of the Fund Universe for the 1-, 3- and 5-year periods. The Board also noted that the Predecessor Fund’s performance was above its benchmark for the 1-, 3- and 5-year periods.  The Board took into consideration that in February 2020 the Fund’s former investment adviser that had been advising the Fund since its inception in December 2012 was replaced by the Adviser, and that the Fund’s former investment adviser had been appointed as the Sub-Adviser.

•
The Board noted that the Fund’s proposed management fee rate was below the median rate of the Peer Group. The Board noted that the Fund’s anticipated total net expense ratio was below the median rate of the Peer Group and above the Fund Universe median.

North Square Strategic Income Fund

•
The Board considered and discussed the factors contributing to the Predecessor Fund’s performance under the former Adviser.  The Board also considered and discussed the appointment of the Fund’s new Sub-Adviser and its prior experience in managing another fund with substantially similar investment strategies.

•
The Board noted that the Fund’s proposed management fee rate was above the median rate of the Peer Group and Fund Universe.  The Board noted that the Fund’s anticipated total net expense ratio was above the median rate of the Peer Group and Fund Universe.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the Agreements.

North Square Funds
EXPENSE EXAMPLES
For the Six Months Ended April 30, 2020 (Unaudited)

Expense Examples
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees; and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from November 1, 2019 to April 30, 2020.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning	Ending	Expense Paid
		Account	Account	During
		Value	Value	Period*
All Cap Value Fund		11/1/19	4/30/20	11/1/19 – 4/30/20
Class I	Actual Performance	$1,000.00	$ 834.20	$4.51
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.94	$4.97

*
Expenses are equal to the Fund’s annualized expense ratios of 0.99% for Class I, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the sixth month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

		Beginning	Ending	Expense Paid
		Account	Account	During
		Value	Value	Period*
Strategic Income Fund		11/1/19	4/30/20	11/1/19 – 4/30/20
Class I	Actual Performance	$1,000.00	$1,030.50	$4.54
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.39	$4.52

*
Expenses are equal to the Fund’s annualized expense ratios of 0.90% for Class I, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the sixth month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

(This Page Intentionally Left Blank.)

North Square Funds

Advisor
North Square Investments, LLC
10 South LaSalle Street, Suite 1925
Chicago, Illinois 60603

Sub-Advisor	Sub-Advisor
Advisory Research, Inc.	Red Cedar Investment Management, LLC
Two Prudential Plaza	333 Bridge Street NW, Suite 601
180 N. Stetson Avenue, Suite 5500	Grand Rapids, Michigan 49504
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Custodian
U.S. Bank, N.A.
1555 N. RiverCenter Drive, Suite 300
Milwaukee, Wisconsin 53212

Fund Administrator, Transfer Agent and Fund Accountant
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Compass Distributors LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

Fund Name		Ticker	CUSIP
North Square Advisory Research All Cap Value Fund	Class I	ADVGX	66263L775
North Square Strategic Income Fund	Class I	ADVNX	66263L791

Privacy Principles of the North Square Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the North Square Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (855) 551-5521 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (855) 551-5521 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Portfolio Holdings Disclosure

The Funds file a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2020). The Funds’ Forms N-Q or Part F of Form N-PORT are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330. The Funds’ Forms N-Q or Part F of Form N-PORT may also be obtained by calling toll-free (855) 551-5521.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (855) 551-5521.

North Square Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201
1-855-551-5521

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

North Square Investments Trust

By:          /s/Mark D. Goodwin
Mark D. Goodwin,
President

Date:       July 9, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:          /s/Mark D. Goodwin
Mark D. Goodwin,
President

Date:       July 9, 2020

By:          /s/Alan E. Molotsky
Alan E. Molotsky,
Treasurer

Date:       July 9, 2020